ZEGA Buy and Hedge ETF
Schedule of Investments
July 31, 2025 (Unaudited)

PURCHASED OPTIONS - 72.9%(a)	Notional Amount	Contracts	Value
Call Options - 71.4%			$–
SPDR S&P 500 ETF Trust, Expiration: 12/19/2025; Exercise Price: $205.01 (b)(c)(d)(e)	$29,707,760	470	$20,128,854

Put Options - 1.5%			$–
SPDR S&P 500 ETF Trust (b)(c)		–	$–
Expiration: 10/17/2025; Exercise Price: $590.00	4,930,224	78	50,115
Expiration: 12/19/2025; Exercise Price: $590.00	4,930,224	78	86,892
Expiration: 01/16/2026; Exercise Price: $590.00	4,930,224	78	100,620
Expiration: 03/20/2026; Exercise Price: $550.00	4,930,224	78	82,251
Expiration: 06/18/2026; Exercise Price: $550.00	4,930,224	78	109,824
Total Put Options			429,702
TOTAL PURCHASED OPTIONS (Cost $14,913,596)			20,558,556

U.S. TREASURY SECURITIES - 10.0%		Par
United States Treasury Note/Bond
4.25%, 10/15/2025		$305,000	304,965
3.88%, 01/15/2026		2,510,000	2,505,632
TOTAL U.S. TREASURY SECURITIES (Cost $2,810,340)			2,810,597

SHORT-TERM INVESTMENTS - 17.2%		Shares
Money Market Funds - 0.4%
First American Government Obligations Fund - Class X, 4.23%(f)		103,497	103,497

U.S. Treasury Bills - 16.8%		Par
4.15%, 11/06/2025 (g)		$722,000	713,825
4.01%, 02/19/2026 (g)		1,745,000	1,705,149
4.01%, 07/09/2026 (g)		2,397,000	2,307,140
			4,726,114
TOTAL SHORT-TERM INVESTMENTS (Cost $4,833,622)			4,829,611

TOTAL INVESTMENTS - 100.1% (Cost $22,557,558)			28,198,764
Liabilities in Excess of Other Assets - (0.1)%			(14,129)
TOTAL NET ASSETS - 100.0%			$28,184,635
two			–%
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.			–%

(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	FLexible EXchange® Options
(e)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(f)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.
(g)	The rate shown is the annualized effective yield as of July 31, 2025.

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

ZEGA Buy and Hedge ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$20,558,556	$–	$20,558,556
U.S. Treasury Securities	–	2,810,597	–	2,810,597
Money Market Funds	103,497	–	–	103,497
U.S. Treasury Bills	–	4,726,114	–	4,726,114
Total Investments	$103,497	$28,095,267	$–	$28,198,764

Refer to the Schedule of Investments for further disaggregation of investment categories.